INCOME TAXES (Narrative) (Details)	12 Months Ended			0 Months Ended					12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012	Dec. 21, 2010 Convertible Notes [Member] USD ($)	Dec. 31, 2014 Convertible Notes [Member] USD ($)	Dec. 31, 2014 Convertible Notes [Member] CNY	Dec. 31, 2013 Convertible Notes [Member] USD ($)	Dec. 31, 2013 Convertible Notes [Member] CNY	Dec. 31, 2014 Cayman Islands [Member] The Company [Member] CNY	Dec. 31, 2014 Hong Kong [Member] Subsidiaries [Member] CNY	Dec. 31, 2010 PRC [Member] CNY	Dec. 31, 2009 PRC [Member] CNY	Dec. 31, 2014 PRC [Member] Subsidiaries [Member]	Dec. 31, 2014 PRC [Member] Suzhou Hengchuang Software Co., Ltd. [Member]
Income Taxes [Line Items]
Withholding tax									0
Income/(profit) tax rate	25.00%	25.00%	25.00%							16.50%			25.00%
Hong Kong profit tax provided										0
Income tax exemption period from first profitable year														2 years
Tax reduction period														3 years
Income tax, reduction rate														50.00%
Special withholding tax rate for distribution of the profit earned by an FIE after January 1, 2008 to foreign investor(s), maximum													10.00%
Special withholding tax rate for jurisdictions signed tax treaties with PRC													5.00%
Dividend declared by PRC subsidiaries											0	0
Deferred tax liability											0	0
Convertible notes issued				184,000,000
Issuance of convertible note, covering over-allotment option				24,000,000
Convertible note issuance date				Dec. 21, 2010
Maturity date				Dec. 15, 2015
Fair value of convertible notes					165,938,000	1,029,577,000	191,172,000	1,157,295,000
Relevant deferred tax liability in connection with cumulative distributable earnings	60,764,000	52,155,000
Tax loss carry forward	1,215,216,000
Tax loss carry forward, maximum period	5 years
Tax loss carry forward, expiration period	On or before January 1, 2020
Valuation allowance	168,265,000	147,609,000